OTHER INCOME	12 Months Ended
Dec. 31, 2018
OTHER INCOME
OTHER INCOME

22. OTHER INCOME

The following table sets out a summary of the amounts recognized in the other income line item of the consolidated statements of income (loss):

	Year Ended December 31,
	2018	2017
(Gain) loss on disposal of property, plant and mine development	$(22,764)	$8,815
Interest income	(10,245)	(10,564)
Other	(2,285)	(2,128)
Other income	$(35,294)	$(3,877)

Sale of West Pequop Joint Venture, Summit and PQX Properties

On June 11, 2018, the Company completed the sale of its 51% interest in the West Pequop Joint Venture and its 100% interest in the Summit and PQX properties located in northeastern Nevada (collectively, the ‘‘Nevada Properties’’) to a subsidiary of Newmont Mining Corp.

Under the purchase and sale agreement, the Company received a cash payment of $35.0 million and was granted a 0.8% net smelter return (‘‘NSR’’) royalty on the Nevada Properties held by the West Pequop Joint Venture and a 1.6% NSR on the Summit and PQX properties. Upon closing of the sale, the Company recognized a net gain on disposal of $26.5 million in the other income line item of the consolidated statements of income(loss) and through the other line item of the consolidated statements of cash flows.

The Nevada Properties were included in the Company’s Exploration segment.